Shareholders' Equity, Dividends & Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Vesting of Restricted Stock Award	The following is a summary of the vesting schedule:

Period 1 (1/1/11-6/30/11) 6 Months	Period 2 (7/1/11-6/30/12) 12 Months	Period 3 (7/1/12-12/31/13) 18 Months
19.67%	19.67%	19.67%